Capital Management - Summary of Disclosure Of Detailed Information About Management Capital Explanatory (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Equity	$ 461,348	$ 119,252	$ 186,349
Convertible debentures (Note 8)	72,011	226,853
Equity And Convertible Debentures	533,359	346,105
Less: Cash	(201,804)	(74,022)	$ (52,118)
Management Capital	$ 331,555	$ 272,083